Administrative expenses	12 Months Ended
Dec. 31, 2020
Profit or loss [abstract]
Administrative expenses
25.	Administrative expenses

(a)	This caption is comprised of the following:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Services received from third parties (b)	704,255	743,362	648,176
Taxes and contributions	37,581	37,928	34,993
Rental expenses (c) and Note 8(e)	6,781	5,072	92,085

Total	748,617	786,362	775,254

(b)	Services received from third parties correspond mainly to computer equipment maintenance services, credit cards associated expenses, securities transportation services, advertising, among others.

(c)
During the years 2020 and 2019 corresponds to disbursements made by the Group for short term and low value assets, see Note 3.4(j). During 2018, correspond to disbursements made by the Group for leases installments, mainly of stores (agencies), which were classified as operating leases according to IAS 17 “Leases”, which was in force until December 31, 2018.